Corporate debt	6 Months Ended
Jun. 30, 2021
Corporate debt [Abstract]
Corporate debt
Note 14. - Corporate debt
The breakdown of corporate debt as of June 30, 2021 and December 31, 2020 is as follows:

	Balance as of June 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	1,006,421	970,077
Current	18,640	23,648
Total Corporate Debt	1,025,061	993,725

On July 20, 2017, the Company signed a credit facility (the “2017 Credit Facility”) for up to €10 million, approximately $11.9 million, which is available in euros or U.S. dollars. Amounts drawn down accrue interest at a rate per year equal to EURIBOR plus 2% or LIBOR plus 2%, depending on the currency, with a floor of 0% on the LIBOR and EURIBOR. As of June 30, 2021, and December 31, 2020, the 2017 Credit Facility was fully available. The credit facility maturity is July 1, 2023.
On May 10, 2018, the Company entered into the Revolving Credit Facility for $215 million with a syndicate of banks. Amounts drawn down accrue interest at a rate per year equal to (A) for Eurodollar rate loans, LIBOR plus a percentage determined by reference to the leverage ratio of the Company, ranging between 1.60% and 2.25% and (B) for base rate loans, the highest of (i) the rate per annum equal to the weighted average of the rates on overnight U.S. Federal funds transactions with members of the U.S. Federal Reserve System arranged by U.S. Federal funds brokers on such day plus ½ of 1.00%, (ii) the U.S. prime rate and (iii) LIBOR plus 1.00%, in any case, plus a percentage determined by reference to the leverage ratio of the Company, ranging between 0.60% and 1.00%. Letters of credit may be issued using up to $100 million of the Revolving Credit Facility. During 2019, the amount of the Revolving Credit Facility increased from $215 million to $425 million and the maturity was extended to December 31, 2022. In the first quarter of 2021, the Company increased the amount of the Revolving Credit Facility from $425 million to $450 million and the maturity has been extended to December 31, 2023. On June 30, 2021, the Company had issued letters of credit for $10 million and, therefore, $440 million of the Revolving Credit Facility are available ($415 million as of December 31, 2020).
On April 30, 2019, the Company entered into the Note Issuance Facility 2019, a senior unsecured note facility with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of €268 million, approximately $318 million, with maturity date on April 30, 2025. Interest accrues at a rate per annum equal to the sum of 3-month EURIBOR plus 4.50%. The interest rate on the Note Issuance Facility 2019 is fully hedged by an interest rate swap resulting in the Company paying a net fixed interest rate of 4.24%. The Note Issuance Facility 2019 provided that the Company may capitalize interest on the notes issued thereunder for a period of up to two years from closing at the Company´s discretion, subject to certain conditions, and the Company elected to capitalize such interest until the end of 2020. The Note Issuance Facility 2019 has been fully repaid on June 4, 2021, and subsequently delisted from the Official List of The International Stock Exchange.
On October 8, 2019, the Company filed a euro commercial paper program (the “Commercial Paper”) with the Alternative Fixed Income Market (MARF) in Spain. The program had an original maturity of twelve months and was extended for another twelve-month period on October 8, 2020. The program allows Atlantica to issue short term notes over the next twelve months for up to €50 million (approximately $59 million), with such notes having a tenor of up to two years. As of June 30, 2021, the Company had €11.5 million (approximately $13.6 million) issued and outstanding under the program at an average cost of 0.57% (€17.4 million, approximately $20.6 million, as of December 31, 2020).
On April 1, 2020, the Company closed the secured 2020 Green Private Placement for €290 million (approximately $344 million). The private placement accrues interest at an annual 1.96% interest rate, payable quarterly and has a June 2026 maturity.
On July 8, 2020, the Company entered into the Note Issuance Facility 2020, a senior unsecured financing with a group of funds managed by Westbourne Capital as purchasers of the notes issued thereunder for a total amount of approximately $166 million, which is denominated in euros (€140 million). The Note Issuance Facility 2020 was issued on August 12, 2020, accrues annual interest of 5.25%, payable quarterly and has a maturity of seven years from the closing date.
On July 17, 2020, the Company issued the Green Exchangeable Notes for $100 million in aggregate principal amount of 4.00% convertible bonds due in 2025. On July 29, 2020, the Company closed an additional $15 million aggregate principal amount in. The notes mature on July 15, 2025 and bear interest at a rate of 4.00% per annum. The initial exchange rate of the notes is 29.1070 ordinary shares per $1,000 principal amount of notes, which is equivalent to an initial exchange price of $34.36 per ordinary share. Noteholders may exchange their notes at their option, at any time prior to the close of business on the scheduled trading day immediately preceding April 15, 2025, only during certain periods and upon satisfaction of certain conditions. On or after April 15, 2025, noteholders may exchange their notes at any time. Upon exchange, the notes may be settled, at the election of the Company, into Atlantica ordinary shares, cash or a combination thereof. The exchange rate is subject to adjustment upon the occurrence of certain events.
As per IAS 32, “Financial Instruments: Presentation”, the conversion option of the Green Exchangeable Notes is an embedded derivative classified within the line “Derivative liabilities” of these Consolidated Condensed Interim Financial Statements (Note 9). It was initially valued at transaction date for $10 million, and prospective changes to its fair value are accounted for directly through the profit and loss statement. The principal element of the Green Exchangeable Notes, classified within the line “Corporate debt” of these Consolidated Condensed Interim Financial Statements, is initially valued as the difference between the consideration received from the holders of the instrument and the value of the embedded derivative, and thereafter, at amortized cost using the effective interest method as per IFRS 9, “Financial Instruments”.
On December 4, 2020, the Company entered into a loan with a local bank (Bank loan) for €5 million, approximately $5.9 million. The Bank loan accrues interest at a rate per year equal to 2.50%. The maturity date is December 4, 2025.
On May 18, 2021, the Company issued the Green Senior Notes due 2028 in an aggregate principal amount of $400 million. The notes mature on May 15, 2028 and bear interest at a rate of 4.125% per annum payable on June 15 and December 15 of each year, commencing December 15, 2021

The repayment schedule for the corporate debt as of June 30, 2021 is as follows:

	Remainder of 2021	Between January and June 2022	Between July and December 2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	6	-	-	-	-	-	-	6
Commercial Paper	13,623	-	-	-	-	-	-	13,623
2020 Green Private Placement	300	-	-	-	-	-	340,934	341,234
Note Issuance Facility 2020	-	-	-	-	-	-	162,217	162,217
Green Exchangeable Notes	2,082	-	-	-	-	103,360	-	105,442
Bank loan	11	-	-	1,976	1,976	1,935	-	5,898
Green Senior Notes	2,618	-	-	-	-	-	394,023	396,641
Total	18,640	-	-	1,976	1,976	105,295	897,174	1,025,061

The repayment schedule for the corporate debt as of December 31, 2020 was as follows:

	2021	2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
2017 Credit Facility	41	-	-	-	-	-	41
Notes Issuance Facility 2019	-	-	-	-	343,999	-	343,999
Commercial Paper	21,224	-	-	-	-	-	21,224
2020 Green Private Placement	289	-	-	-	-	351,026	351,315
Note Issuance Facility 2020	-	-	-	-	-	166,846	166,846
Green Exchangeable Notes	2,083	-	-	-	102,144	-	104,227
Bank loan	11	-	2,036	2,036	1,990	-	6,073
Total	23,648	-	2,036	2,036	448,133	517,872	993,725